Overview and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Significant Accounting Policies [Line Items]
Description of Business
DP&L, which does business as AES Ohio, is a public utility incorporated in 1911 under the laws of Ohio. Beginning in 2001, Ohio law gave Ohio consumers the right to choose the electric generation supplier from whom they purchase retail generation service; however, retail transmission and distribution services are still regulated. AES Ohio has the exclusive right to provide such transmission and distribution services to approximately 530,000 customers located in West Central Ohio. Principal industries located in AES Ohio’s service territory include automotive, food processing, paper, plastic, manufacturing and defense. AES Ohio also provides retail SSO electric service to residential, commercial, industrial and governmental customers in a
6,000-square
mile area of West Central Ohio. AES Ohio sources all of the generation for its SSO customers through a competitive bid process. AES Ohio’s sales reflect the general economic conditions, seasonal weather patterns of the area, the market price of electricity and customer energy efficiency initiatives. AES Ohio owns numerous transmission facilities. AES Ohio records revenue and expenses for its proportional share of energy and capacity from its investment in OVEC. AES Ohio has one reportable segment, the Utility segment. In addition to AES Ohio’s electric transmission and distribution businesses, the Utility segment includes revenue and expenses associated with AES Ohio’s investment in OVEC. AES Ohio is an indirect majority-owned subsidiary of DPL.
AES Ohio’s electric transmission and distribution businesses are subject to rate regulation by federal and state regulators. Accordingly, AES Ohio applies the accounting standards for regulated operations to its electric transmission and distribution businesses and records regulatory assets when incurred costs are expected to be recovered in future customer rates and regulatory liabilities when current cost recoveries in customer rates relate to expected future costs or overcollections of riders.
Agreement to Sell Minority Interest in AES Ohio
On April 4, 2025, DPL LLC (formerly known as DPL Inc.) (“DPL”) consummated the transactions contemplated by (i) a Purchase and Sale Agreement with Astrid Holdings LP (“Investor”), a wholly-owned subsidiary of CDPQ, dated as of September 13, 2024, pursuant to which DPL agreed to sell to Investor 15% of the issued and outstanding shares of common stock, no par value per share, of AES Ohio Holdings, Inc. (“Ohio Holdings” and, such agreement, the “Ohio Holdings Purchase Agreement”) for a purchase price of approximately $272 million, and (ii) a Purchase and Sale Agreement with Investor, pursuant to which DPL agreed to sell to Investor 17.65% of the issued and outstanding shares of common stock, no par value per share, of AES Ohio Investments, Inc. (“Ohio Investments” and, such agreement, the “Ohio Investments Purchase Agreement” and together with the Ohio Holdings Purchase Agreement, the “Purchase Agreements”) for a purchase price of approximately $272 million Pursuant to the consummation of the transactions contemplated by the Ohio Holdings Purchase Agreement and the Ohio Investments Purchase Agreement together, the (“Closings”), CDPQ owns an aggregate indirect equity interest in AES Ohio of approximately 30%, with total proceeds to DPL of approximately $544 million. There is no change in management or operational control of DPL, Ohio Investments, Ohio Holdings or AES Ohio as a result of these transactions.
Pursuant to the Purchase Agreements, prior to the Ohio Holdings Closing, DPL contributed to Ohio Holdings 100% of the issued and outstanding shares of AES Ohio, such that Ohio Holdings owns 100% of AES Ohio. Immediately after the Ohio Holdings Closing and immediately prior to the Ohio Investments Closing, DPL contributed to Ohio Investments 85% of the issued and outstanding shares of Ohio Holdings, such that Ohio Investments owns a direct equity interest in Ohio Holdings of 85%. Following the Closings, DPL owns 82.35% of the issued and outstanding shares of Ohio Investments, Ohio Investments owns 85% of the issued and outstanding shares of Ohio Holdings, and Ohio Holdings owns 100% of the issued and outstanding shares of AES Ohio.

Financial Statement Presentation	Financial Statement Presentation AES Ohio does not have any subsidiaries. We have evaluated subsequent events through the date this report was issued.	Financial Statement Presentation AES Ohio does not have any subsidiaries. We have evaluated subsequent events through the date this report was issued.
Reclassifications	Reclassifications Certain amounts from prior periods have been reclassified to conform to the current period presentation.	Reclassifications Certain amounts from prior periods have been reclassified to conform to the current period presentation.
Interim Financial Presentation
Interim Financial Presentation
The accompanying unaudited condensed financial statements and footnotes have been prepared in accordance with GAAP, as contained in the FASB ASC, for interim financial information and Article 10 of Regulation
S-X
issued by the SEC. Accordingly, they do not include all the information and footnotes required by GAAP for annual fiscal reporting periods. In the opinion of management, the interim financial information includes all adjustments of a normal recurring nature necessary for a fair presentation of the results of operations, financial position, comprehensive income or loss, changes in shareholder’s equity, and cash flows. The results of operations for the three and nine months ended September 30, 2025 are not necessarily indicative of expected results for the year ending December 31, 2025. The accompanying condensed financial statements are unaudited and should be read in conjunction with the 2024 audited financial statements and footnotes thereto, which are included in our Form
10-K.

Use of Management Estimates
Use of Management Estimates
The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities and the revenue and expenses of the periods reported. Actual results could differ from these estimates and assumptions. Significant items subject to such estimates and assumptions include: the carrying value of property, plant and equipment; unbilled revenue; the valuation of allowances for credit losses and deferred income taxes; regulatory assets and liabilities; reserves recorded for income tax exposures; litigation; contingencies; and assets and liabilities related to employee benefits.

Use of Management Estimates
The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities and the revenue and expenses of the periods reported. Actual results could differ from these estimates and assumptions. Significant items subject to such estimates and assumptions include: the carrying value of Property, plant and equipment; unbilled revenue; the valuation of allowances for receivables and deferred income taxes; regulatory assets and liabilities; reserves recorded for income tax exposures; litigation; contingencies; and assets and liabilities related to employee benefits.

Cash and Cash Equivalents
Cash and Cash Equivalents
Cash and cash equivalents are stated at cost, which approximates fair value. All highly liquid short-term investments with original maturities of three months or less are considered cash equivalents.

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash
The following table summarizes cash, cash equivalents, and restricted cash amounts reported on the Condensed Balance Sheets that reconcile to the total of such amounts as shown on the Condensed Statements of Cash Flows:

$ in millions	September 30, 2025	December 31, 2024
Cash and cash equivalents	$78.7	$24.6
Restricted cash (included in Prepayments and other current assets )	0.1	0.1

Total cash, cash equivalents and restricted cash	$78.8	$24.7

Restricted Cash
Restricted cash includes cash which is restricted as to withdrawal or usage. The nature of the restrictions includes restrictions imposed by agreements related to deposits held as collateral.
The following table summarizes cash, cash equivalents and restricted cash amounts reported within the Balance Sheets that reconcile to the total of such amounts as shown on the Statements of Cash Flows:

	December 31,
$ in millions	2024	2023
Cash and cash equivalents	$24.6	$15.5
Restricted cash (included in Prepayments and other current assets )	0.1	0.1

Total cash, cash equivalents and restricted cash	$24.7	$15.6

Accounts Receivable and Allowance for Credit Losses
Accounts Receivable and Allowance for Credit Losses
The following table summarizes accounts receivable as of September 30, 2025 and December 31, 2024:

$ in millions	September 30, 2025	December 31, 2024
Accounts receivable, net:
Customer receivables	$117.4	$79.0
Unbilled revenue	25.6	24.1
Amounts due from affiliates	1.8	3.6
Other	7.7	6.0
Allowance for credit losses	(8.9)	(6.1)

Total accounts receivable, net	$143.6	$106.6

The following table is a roll forward of our allowance for credit losses related to the accounts receivable balances for the nine months ended September 30, 2025 and 2024:

	Nine months ended September 30,
$ in millions	2025	2024
Allowance for credit losses:
Beginning balance	$6.1	$0.9
Current period provision	8.9	3.8
Write-offs charged against allowance	(6.1)	(3.5)
Recoveries	—	0.6

Ending balance	$8.9	$1.8

The allowance for credit losses primarily relates to utility customer receivables, including unbilled amounts. Expected credit loss estimates
are developed by disaggregating customers into those with similar credit risk characteristics and using historical credit loss experience. In addition, we also consider how current and future economic conditions are expected to impact collectability, as applicable, of our receivables balance. Amounts are written off when reasonable collections efforts have been exhausted. Beginning in 2024 and continuing into 2025, the current period provision and allowance for credit losses has increased due to a temporary pause of customer disconnections and certain collection efforts and write-off
processes after the implementation of our customer billing system upgrade in the third quarter of 2024. AES Ohio reinstituted the customer disconnections process and collection efforts and write-off
processes in late June 2025.

Accounts Receivable and Allowance for Credit Losses
The following table summarizes accounts receivable as of December 31, 2024 and 2023:

	December 31,
$ in millions	2024	2023
Accounts receivable, net
Customer receivables	$79.0	$70.0
Unbilled revenue	24.1	19.4
Amounts due from affiliates	3.6	2.4
Other	6.0	2.2
Allowance for credit losses	(6.1)	(0.9)

Total accounts receivable, net	$106.6	$93.1

The following table is a rollforward of our allowance for credit losses related to the accounts receivable balances for the years ended December 31, 2024 and 2023:

	December 31,
$ in millions	2024	2023
Allowance for credit losses:
Beginning balance	$0.9	$0.5
Current period provision	8.3	5.4
Write-offs charged against allowances	(3.7)	(6.0)
Recoveries collected	0.6	1.0

Ending balance	$6.1	$0.9

The allowance for credit losses primarily relates to utility customer receivables, including unbilled amounts. Expected credit loss estimates are developed by disaggregating customers into those with similar credit risk characteristics and using historical credit loss experience. In addition, we also consider how current and future economic conditions are expected to impact collectability, as applicable, of our receivables balance. Amounts are written off when reasonable collections efforts have been exhausted. During 2024, the current period provision and allowance for credit losses increased due to a temporary pause of customer disconnections and certain collection efforts and write-off
processes after the implementation of our customer billing system upgrade in the third quarter of 2024. We currently anticipate reinstituting the customer disconnections process and collection efforts and write-off
processes by the end of the third quarter of 2025.

Inventories
Inventories
Inventories consist of materials and supplies as of September 30, 2025 and December 31, 2024.
AFUDC
AES Ohio capitalizes an allowance for the net cost of funds (interest on borrowed funds and a reasonable rate of return on equity funds) used for construction purposes during the period of construction with a corresponding credit to income. During the three and nine months ended September 30, 2025 and 2024, AFUDC equity and AFUDC debt were as follows:

	Three months ended September 30,		Nine months ended September 30,
$ in millions	2025	2024	2025	2024
AFUDC equity	$0.2	$1.4	$0.3	$5.4
AFUDC debt	$1.5	$1.8	$4.4	$6.3

AOCI / AOCL
The changes in the components of AOCL during the nine months ended September 30, 2025 are as follows:

$ in millions	Change in unfunded pension and other postretirement obligations
Balance as of January 1, 2025	$(26.4)
Amounts reclassified from AOCL to earnings	1.5

Balance as of September 30, 2025	$(24.9)

Inventories Inventories are carried at average cost, net of reserves, and include materials and supplies used for utility operations.
Regulatory Accounting
Regulatory Accounting
As a regulated utility, AES Ohio applies the provisions of ASC 980 -
Regulated Operations
, which gives recognition to the ratemaking and accounting practices of the PUCO and the FERC. Regulatory assets generally represent incurred costs that have been deferred because such costs are probable of future recovery in customer rates. Regulatory assets can also represent performance incentives permitted by the regulator. Regulatory assets have been included as allowable costs for ratemaking purposes, as authorized by the PUCO or established regulatory practices. Regulatory liabilities generally represent obligations to make refunds or future rate reductions to customers for previous over collections or the deferral of revenue collected for costs that AES Ohio expects to incur in the future.

The deferral of costs (as regulatory assets) is appropriate only when the future recovery of such costs is probable. In assessing probability, we consider such factors as specific orders from the PUCO or the FERC, regulatory precedent and the current regulatory environment. To the extent recovery of costs is no longer deemed probable, related regulatory assets would be required to be expensed in current period earnings. Our regulatory assets and liabilities have been created pursuant to a specific order of the PUCO or the FERC or established regulatory practices, such as other utilities under the jurisdiction of the PUCO or the FERC being granted recovery of similar costs. It is probable, but not certain, that these regulatory assets will be recoverable, subject to approval by the PUCO or the FERC. Regulatory assets and liabilities are classified as current or non-current
based on the term in which recovery is expected. See Note 2.
Regulatory Matters
for more information.

Property, Plant and Equipment
Property, Plant and Equipment
New property, plant and equipment additions are stated at cost. For regulated transmission and distribution property, cost includes direct labor and material, allocable overhead expenses and AFUDC. AFUDC represents the cost of borrowed funds and equity used to finance regulated construction projects. Capitalization of AFUDC and interest ceases at either project completion or at the date specified by regulators.
For substantially all depreciable property, when a unit of property is retired, the original cost of that property, less any salvage value, is charged to
Accumulated depreciation and amortization
, consistent with composite depreciation practices. Depreciation expense is calculated using the straight-line method, which allocates the cost of property over its estimated useful life. For AES Ohio’s transmission and distribution assets, straight-line depreciation is applied monthly on an average composite basis using group rates.
Depreciation and amortization
expense in the Statements of Operations is presented net of regulatory deferrals of depreciation expense and also includes amortization of intangible assets and amortization of previously deferred regulatory costs. The following table presents average composite group rates and depreciation expense for each respective period.

	Years ended December 31,
$ in millions	2024	2023	2022
Composite group rates	2.4%	2.6%	2.8%
Depreciation expense	$84.1	$76.8	$75.6
AES Ohio may receive contributions in aid of construction (“CIAC”) from customers that are intended to defray all or a portion of the costs for certain capital projects, to the extent the project does not benefit regulated customers in general. AES Ohio accounts for CIAC as a reduction to property, plant and equipment.
AFUDC
In accordance with the Uniform System of Accounts prescribed by FERC, AES Ohio capitalizes an allowance for the net cost of funds (interest on borrowed funds and a reasonable rate of return on equity funds) used for construction purposes during the period of construction with a corresponding credit to income. AFUDC equity and AFUDC debt were as follows for the years ended December 31, 2024, 2023 and 2022:

	Years ended December 31,
$ in millions	2024	2023	2022
AFUDC equity	$6.2	$5.0	$5.7
AFUDC debt	$7.7	$6.5	$1.3

Impairment of Long-lived Assets
Impairment of Long-lived Assets
GAAP requires that we test long-lived assets for impairment when indicators of impairment exist. If an asset is deemed to be impaired, we are required to write down the asset to its fair value with a charge to current earnings. The net book value of our property, plant, and equipment was $2,546.2 million and $2,195.9 million as of

December 31, 2024 and 2023, respectively. We do not believe any of these assets are currently impaired. In making this assessment, we consider such factors as: the overall condition and distribution capacity of the assets; the expected ability to recover additional expenditures in the assets; and the anticipated demand and relative pricing of retail electricity in our service territory.

Intangible Assets
Intangible Assets
Intangibles include software and renewable energy credits. Renewable energy credits are carried on a weighted average cost basis and amortized as they are used or retired. Finite-lived intangible assets include capitalized software amortized on a straight-line basis over their estimated useful lives. These capitalized software intangible assets have a 12.6 year-weighted average amortization period.
The following table presents information related to the Company’s capitalized software balances, including the gross amount capitalized and related amortization:

	December 31,
$ in millions	2024	2023
Capitalized software	$193.8	$142.2
Accumulated amortization	$(20.7)	$(30.8)

	Years ended December 31,
	2024	2023	2022
Amortization expense	$9.3	$3.9	$3.1

Estimated future amortization
Years ending December 31,
2025	$15.3
2026	15.1
2027	14.8
2028	14.6
2029	14.5

Total	$74.3

Implementation Costs Related to Software as a Service
Implementation Costs Related to Software as a Service
AES Ohio has recorded prepayments for implementation costs related to software as a service in support of utility customer services which are recorded within
Prepayments and other current assets
and
Other
non-current
assets
on the accompanying Balance Sheets as follows:

	December 31,
$ in millions	2024	2023
Implementation costs	$4.0	$14.8

Debt Issuance Costs
Debt Issuance Costs
Costs incurred in connection with the issuance of long-term debt are deferred and presented as a direct reduction from the face amount of that debt and amortized over the related financing period using the effective interest method. Debt issuance costs related to a line-of-credit
or revolving credit facility are deferred and presented as an asset and amortized over the related financing period. Make-whole payments in connection with early debt retirements are classified as cash flows from financing activities.

Commitments and Contingencies
Contingencies
AES Ohio accrues for loss contingencies when the amount of the loss is probable and estimable. We are subject to various environmental regulations and are involved in certain legal proceedings. If AES Ohio’s actual environmental and/or legal obligations are different from our estimates, the recognition of the actual amounts may have a material impact on our results of operations, financial condition and cash flows; although that has not been the case during the periods covered by this report. Accruals for loss contingencies were not material as of December 31, 2024 and 2023. See Note 9.
Contractual Obligations, Commercial Commitments and Contingencies
for additional information.

Financial Instruments
Financial Instruments
Our Master Trust investments in debt and equity financial instruments of publicly traded entities are classified as equity investments. These equity securities are carried at fair value and unrealized gains and losses on these securities are recorded in
Other income
. As these financial instruments are held to be used for the benefit of employees or former employees participating in employee benefit plans and are not used for general operating purposes, they are recorded within
Other
non-current
assets
on the accompanying Balance Sheets. See Note 4.
Fair Value
for more information.

Financial Derivatives
Financial Derivatives
We have contracts involving the physical delivery of energy. These contracts qualify for the normal purchases and normal sales scope exception in ASC 815 -
Derivatives and Hedging
, thus we have elected to account for them as accrual contracts, which are not adjusted for changes in fair value.

Lessee, Leases
Leases
We have operating leases primarily for office space in which we are the lessee. Operating leases with an initial term of 12 months or less are not recorded on the balance sheet, but are expensed on a straight-line basis over the lease term. Our leases do not contain any material residual value guarantees, restrictive covenants or subleases.
Right-of-use
assets represent our right to use an underlying asset for the lease term while lease liabilities represent our obligation to make lease payments arising from the lease.
Right-of-use
assets and lease liabilities are recognized on commencement of the lease based on the present value of lease payments over the lease term. Generally, the rate implicit in the lease is not readily determinable; as such, we use the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. We determine discount rates based on the existing credit rates of our borrowings which are then adjusted for the appropriate lease term. The right-of-use
asset also includes any lease payments made and excludes lease incentives that are paid or payable to the lessee at commencement. The lease term includes periods covered by the option to extend if it is reasonably certain that the option will be exercised and periods covered by an option to terminate if it is reasonably certain that the option will not be exercised.

Accumulated other comprehensive loss
Accumulated other comprehensive loss
The changes in the components of
Accumulated other comprehensive loss
during the years ended December 31, 2024 and 2023 are as follows:

$ in millions	Change in Accumulated other comprehensive loss
Balance at January 1, 2023	$(26.8)

Other comprehensive income before reclassifications	(1.5)
Amounts reclassified from accumulated other comprehensive loss to earnings	0.4

Net current period other comprehensive income	(1.1)

Balance at December 31, 2023	(27.9)

Other comprehensive loss before reclassifications	—
Amounts reclassified from accumulated other comprehensive loss to earnings	1.5

Net current period other comprehensive income	1.5

Balance at December 31, 2024	$(26.4)

Insurance and Claims Costs
Insurance and Claims Costs
In addition to insurance obtained from third-party providers, MVIC, a wholly-owned captive subsidiary of DPL, provides insurance coverage solely to us and other DPL subsidiaries for workers’ compensation, general liability and property damage on an ongoing basis. Estimates of the liabilities for insurance and claims costs associated with MVIC and the liabilities for medical, life, disability and other reserves for claims costs below certain coverage thresholds of third-party providers are as follows:

	Balance Sheet	December 31,
$ in millions	Classification	2024	2023
Estimated liabilities for medical, life disability and other reserves	Accrued and other current liabilities and Other non-current liabilities	$3.7	$3.5
The estimated liabilities for workers’ compensation, medical, life and disability costs at AES Ohio are actuarially determined using certain assumptions. There is uncertainty associated with these loss estimates, and actual results may differ from the estimates. Modification of these loss estimates based on experience and changed circumstances is reflected in the period in which the estimate is re-evaluated.

Revenue Recognition
Revenue Recognition
Revenue is recognized from retail and wholesale electricity sales and electricity transmission and distribution delivery services. Revenue is recognized upon transfer of control of promised goods or services to customers in an amount that reflects the consideration to which we expect to be entitled in exchange for those goods or services. Energy sales to customers are based on the reading of their meters that occurs on a systematic basis throughout the month. We recognize the revenue on our Statements of Operations using an accrual method for retail and other energy sales that have not yet been billed, but where electricity has been consumed. This is termed “unbilled revenue” and is a widely recognized and accepted practice for utilities. At the end of each month, unbilled revenue is determined by the estimation of unbilled energy provided to customers since the date of the last meter reading, estimated line losses, the assignment of unbilled energy provided to customer classes and the average rate per customer class. For more information, see Note 11.
Business Segments
.

Accounting for Taxes Collected from Customers and Remitted to Governmental Authorities
Accounting for Taxes Collected from Customers and Remitted to Governmental Authorities
AES Ohio collects certain excise taxes levied by state or local governments from its customers. These taxes are accounted for on a net basis and not included in revenue. The amounts of such taxes collected for the three and nine months ended September 30, 2025 and 2024 were as follows:

	Three months ended September 30,		Nine months ended September 30,
$ in millions	2025	2024	2025	2024
Excise taxes collected	$13.7	$13.2	$38.0	$37.2

Accounting for Taxes Collected from Customers and Remitted to Governmental Authorities
AES Ohio collects certain excise taxes levied by state or local governments from its customers. AES Ohio’s excise taxes and certain other taxes are accounted for on a net basis and recorded as a reduction in revenue in the accompanying Statements of Operations. The amounts of such taxes were as follows:

	Years ended December 31,
$ in millions	2024	2023	2022
Excise taxes collected	$48.7	$46.6	$49.2

Repairs and Maintenance
Repair and Maintenance Costs
Costs associated with maintenance activities are recognized at the time the work is performed. These costs, which include labor, materials and supplies and outside services required to maintain equipment and facilities, are capitalized or expensed based on defined units of property.

Pension and Postretirement Benefits
Pension and Postretirement Benefits
We recognize in our Balance Sheets an asset or liability reflecting the funded status of pension and other postretirement plans with current-year changes from actuarial gains or losses related to our regulated operations, which would otherwise be recognized in AOCL, recorded as a regulatory asset as this can be recovered through future rates. Such changes that are not related to our regulated operations are recognized in AOCL. All plan assets are recorded at fair value. We follow the measurement date provisions of the accounting guidance, which require a year-end
measurement date of plan assets and obligations for all defined benefit plans.
We account for and disclose pension and postretirement benefits in accordance with the provisions of GAAP relating to the accounting for pension and other postretirement plans. These GAAP provisions require the use of assumptions, such as the discount rate for liabilities and long-term rate of return on assets, in determining the obligations, annual cost and funding requirements of the plans. Consistent with the requirements of ASC
715 -
 Compensation - Retirement Benefits
, we apply a disaggregated discount rate approach for determining service cost and interest cost for our defined benefit pension plans and postretirement plans.
See Note 7.
Benefit Plans
for more information.

Income Taxes
Income Taxes
Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective income tax bases. We establish an allowance when it is more likely than not that all or a portion of a deferred tax asset will not be realized. Our tax positions are evaluated under a more likely than not recognition threshold and measurement analysis before they are recognized for financial statement reporting. Uncertain tax positions have been classified as noncurrent income tax liabilities unless expected to be paid within one year. Our policy for interest and penalties is to recognize interest and penalties as a component of the provision for income taxes in the Statements of Operations.
Income taxes payable, which are includable in allowable costs for ratemaking purposes in future years, are recorded as regulatory assets or liabilities with a corresponding deferred tax liability or asset. Investment tax credits that reduced federal income taxes in the years they arose have been deferred and are being amortized to income over the useful lives of the properties in accordance with regulatory treatment. See Note 2.
Regulatory Matters
for more information.

AES Ohio files U.S. federal income tax returns
as part of the consolidated U.S. income tax return filed by AES. The consolidated tax liability is allocated to each subsidiary based on the separate return method as specified in our tax allocation agreement, and which provides a consistent, systematic and rational approach. See Note 6.
Income Taxes
for more information.

Related Party Transactions		Related Party Transactions In the normal course of business, AES Ohio enters into transactions with other subsidiaries of DPL or AES. See Note 10. Related Party Transactions for more information.
New accounting pronouncements adopted
New Accounting Pronouncements Adopted in 2025
The Company assessed accounting pronouncements adopted in 2025 and determined that they were not applicable or did not have a material impact on the Company’s Financial Statements.
New Accounting Pronouncements Issued But Not Yet Effective
The following table provides a brief description of recent accounting pronouncements that could have an impact on our financial statements. Accounting pronouncements not listed below were assessed and determined to be either not applicable or are expected to have no material impact on our financial statements.

ASU Number and Name	Description	Date of Adoption	Effect on the financial statements upon adoption
2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	The amendments in this Update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. Furthermore, companies are required to disclose a disaggregated amount of income taxes paid at a federal, state, and foreign level as well as a breakdown of income taxes paid in a jurisdiction that comprises 5% of a company’s total income taxes paid. Lastly, this ASU requires that companies disclose income (loss) from continuing operations before income tax at a domestic and foreign level and that companies disclose income tax expense from continuing operations on a federal, state, and foreign level.	The amendments in this Update are effective for fiscal years beginning after December 15, 2024.	We are currently evaluating the impact of adopting the standard on our financial statements. This ASU only affects disclosures, which will be provided when the amendment becomes effective.

ASU Number and Name	Description	Date of Adoption	Effect on the financial statements upon adoption
2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)
The amendments in this Update require disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments require that at each interim and annual reporting period an entity:

1. Disclose the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil-
and
gas-producing
activities (DD&A) (or other amounts of depletion expense) included in each relevant expense caption. A relevant expense caption is an expense caption presented on the face of the income statement within continuing operations that contains any of the expense categories listed in (a)–(e).

2. Include certain amounts that are already required to be disclosed under current generally accepted accounting principles (GAAP) in the same disclosure as the other disaggregation requirements.

3. Disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively.

4. Disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.
		The date for each amendment in this Update is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted.	We are currently evaluating the impact of adopting the standard on our financial statements. This ASU only affects disclosures, which will be provided when the amendment becomes effective.

2025-06: Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40): Targeted Improvements to the Accounting for Internal-Use Software
The amendments in this Update remove all references to prescriptive and sequential software development stages (referred to as “project stages”) throughout Subtopic
350-40.
Therefore, an entity is required to start capitalizing software costs when both of the following occur:

1. Management has authorized and committed to funding the software project.

2. It is probable that the project will be completed and the software will be used to perform the function intended.
		The amendments in this Update are effective for fiscal years beginning after December 15, 2027, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of an annual reporting period.	We are currently evaluating the impact of adopting the standard on our financial statements.

ASU Number and Name	Description	Date of Adoption	Effect on the financial statements upon adoption

In evaluating the
probable-to-complete
recognition threshold, an entity is required to consider whether there is significant uncertainty associated with the development activities of the software. The two factors to consider in determining whether there is significant development uncertainty are whether:

1. The software being developed has technological innovations or novel, unique, or unproven functions or features, and the uncertainty related to those technological innovations, functions, or features, if identified, has not been resolved through coding and testing.

2. The entity has determined what it needs the software to do (for example, functions or features), including whether the entity has identified or continues to substantially revise the software’s significant performance requirements.

New accounting pronouncements adopted in 2024
The following table provides a brief description of recent accounting pronouncements that had an impact on our financial statements. Accounting pronouncements not listed below were assessed and determined to be either not applicable or did not have a material impact on our financial statements.

ASU Number and Name	Description	Date of Adoption	Effect on the financial statement upon adoption
2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures	The amendments in this section are designed to improve the disclosures related to Segment reporting on an interim and annual basis. Public companies must disclose significant segment expenses and an amount for other segment items. This will also require that a company disclose its annual disclosures under Topic 280 in each interim period. Furthermore, companies will need to disclose the Chief Operating Decision Maker (CODM) and how the CODM assesses the performance of a segment. Lastly, public companies that have a single reportable segment must report the required disclosures under topic 280.	December 31, 2024	We adopted this standard on a retrospective basis. Please refer to Note 11, “Business Segments” for impact.
New accounting pronouncements Issued but not yet effective
The following table provides a brief description of recent accounting pronouncements that could have an impact on our financial statements. Accounting pronouncements not listed below were assessed and determined to be either not applicable or did not have a material impact on our Financial Statements.

ASU Number and Name	Description	Date of Adoption	Effect on the financial statements upon adoption
2023-06 Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative	In U.S. Securities and Exchange Commission (SEC) Release
No. 33-10532,
	Disclosure Update and Simplification, issued August 17, 2018, the SEC referred certain of its disclosure requirements that overlap with, but require incremental information to, generally accepted accounting principles (GAAP) to the FASB for potential incorporation into the Codification. The	The effective date for each amendment will be the date on which the SEC’s removal of that related disclosure becomes effective, with early adoption	We will provide the required disclosures on a prospective basis on the date each amendment becomes effective. We do not expect ASU 2023-06 will have any impact on our Financial Statements.

ASU Number and Name	Description	Date of Adoption	Effect on the financial statements upon adoption

amendments in this Update are the result of the Board’s decision to incorporate into the Codification 14 of the 27 disclosures referred by the SEC.

The amendments in this Update represent changes to clarify or improve disclosure and presentation requirements of a variety of Topics. Many of the amendments allow users to more easily compare entities subject to the SEC’s existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations.
prohibited. The amendments in this Update should be applied prospectively

2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures	The amendments in this Update require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. Furthermore, companies are required to disclose a disaggregated amount of income taxes paid at a federal, state, and foreign level as well as a break down of income taxes paid in a jurisdiction that comprises 5% of a company’s total income taxes paid. Lastly, this ASU requires that companies disclose income (loss) from continuing operations before income tax at a domestic and foreign level and that companies disclose income tax expense from continuing operations on a federal, state, and foreign level.	The amendments in this Update are effective for fiscal years beginning after December 15, 2024	We are currently evaluating the impact of adopting the standard on our Financial Statements.

2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40)
The amendments in this Update require disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments require that at each interim and annual reporting period an entity:

1. Disclose the amounts of (a) purchases of inventory, (b) employee compensation, (c) depreciation, (d) intangible asset amortization, and (e) depreciation, depletion, and amortization recognized as part of oil-
and
gas-producing
activities (DD&A) (or other amounts of depletion expense) included in each relevant
		The date for each amendment in this Update is effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted	We are currently evaluating the impact of adopting the standard on our Financial Statements.

ASU Number and Name	Description	Date of Adoption	Effect on the financial statements upon adoption

expense caption. A relevant expense caption is an expense caption presented on the face of the income statement within continuing operations that contains any of the expense categories listed in (a)–(e).

2. Include certain amounts that are already required to be disclosed under current generally accepted accounting principles (GAAP) in the same disclosure as the other disaggregation requirements.

3. Disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively.

4. Disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.